Corporate Income Taxes - Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		$ 803	[1]	$ 902
Deferred tax benefit (expense) for the year recorded in income	[1]	898		771
Deferred tax benefit (expense) for the year recorded in equity		325		(945)
Other		58		75
Ending balance	[1]	$ 2,084		$ 803

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $2,084 (2022 – $803) are represented by deferred tax assets of $3,530 (2022 – $1,903), and deferred tax liabilities of $1,446 (2022 – $1,100) on the Consolidated Statement of Financial Position.